INCOME TAXES	12 Months Ended
Dec. 31, 2018
Statements Line Items
INCOME TAXES [Text Block]
20.	INCOME TAXES

(a) Tax Assessments

Minera Santa Cruz y Garibaldi SA de CV (“MSCG”), a subsidiary of the Company, received a MXN 238 million assessment on October 12, 2010 by Mexican fiscal authorities for failure to provide the appropriate support for certain expense deductions taken in MSCG’s 2006 tax return, failure to provide appropriate support for loans made to MSCG from affiliated companies, and deemed an unrecorded distribution of dividends to shareholders, among other individually immaterial items. MSCG immediately initiated a Nullity action and filed an administrative attachment to dispute the assessment.

In June 2015, the Superior Court ruled in favour of MSCG on a number of the matters under appeal; however, the Superior Court ruled against MSCG for failure to provide appropriate support for certain deductions taken in MSCG’s 2006 tax return. In June 2016, the Company received a MXN 122.9 million ($6,200) tax assessment based on the June 2015 ruling. The 2016 tax assessment comprised of MXN 41.8 million in taxes owed ($2,100), MXN 17.7 million ($900) in inflationary charges, MXN 40.4 million ($2,000) in interest and MXN 23.0 million ($1,200) in penalties. The 2016 tax assessment was issued for failure to provide the appropriate support for certain expense deductions taken in MSCG’s 2006 tax return, failure to provide appropriate support for loans made to MSCG from affiliated companies. The MXN 123 million assessment includes interest and penalties. If MSCG agrees to pay the tax assessment, or a lesser settled amount, it is eligible to apply for forgiveness of 100% of the penalties and 50% of the interest.

The Company filed an appeal against the June 2016 tax assessment on the basis certain items rejected by the courts were included in the new tax assessment, while a number of deficiencies exist within the assessment. Since issuance of the assessment interest charges of MXN 6.3 million ($500) and inflationary charges of MXN 9.5 million ($500) has accumulated.

Included in the Company’s consolidated financial statements, are net assets of $595, including $42 in cash, held by MSCG. Following the Tax Court’s rulings, MSCG is in discussions with the tax authorities with regards to the shortfall of assets within MSCG to settle its estimated tax liability. An alternative settlement option would be to transfer the shares and assets of MSCG to the tax authorities. As of December 31, 2018, the Company has recognized an allowance for transferring the shares and assets of MSCG amounting to $595. The Company is currently assessing MSCG’s settlement options based on on-going court proceedings and discussion with the tax authorities.

(b) Deferred Income Tax

	December 31,	December 31,
Mexico operations	2018	2017

Deferred income tax assets:
Tax loss carryforwards	$13,709	$9,326
Provision for reclamation and rehabilitation	2,823	2,754
Other	3,774	1,959
Deferred income tax liabilities:
Inventories	(1,838)	(1,816)
Mineral properties, plant and equipment	(9,621)	(12,523)
Other	(35)	(637)
Deferred income tax assets (liabilities), net	$8,812	$(937)

As at December 31, 2018, the Company had available for deduction against future taxable income in Mexico non-capital losses of approximately $149,924 (2017 – $142,494). These losses, if unutilized, expire between 2019 to 2028.

As at December 31, 2018, the Company had $1,962 non-capital losses in Canada (2017 –$6,175), which expire between 2025 to 2027, and capital losses of $12,002 (2017 – $15,570), which do not expire.

When circumstances cause a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change will be reflected in current income.

(c)    Income Tax Expense

	December 31,	December 31,
	2018	2017

Current income tax expense (recovery):
Current income tax expense in respect of current year	$2,559	$3,779
Special mining duty	1,850	844
Adjustments recognized in the current year in relation to prior years	68	27
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	(10,745)	(4,375)
Special mining duty	1,315	586
Adjustments recognized in the current year in relation to prior years	(319)	(2,658)
Total income tax expense (recovery)	$(5,272)	$(1,797)

The reconciliation of the income tax provision computed at statutory tax rates to the reported income tax provision is as follows:

	December 31,	December 31,
	2018	2017

Canadian statutory tax rates	27.00%	26.00%

Income tax expense computed at Canadian statutory rates	$(4,782)	$2,050
Foreign tax rates different from statutory rate	(5,018)	(3,412)
Change in tax rates	291	-
Withholding taxes, net of tax credits	665	678
Stock-based compensation	541	743
Foreign exchange	3,738	(2,381)
Inflationary adjustment	3,710	2,539
Other items	1,259	956
Adjustments recognized in the current year in relation to prior years	(319)	(61)
Current year losses not recognized	4,212	2,612
Special mining duty Mexican tax	535	1,430
Recognition of previously unrecognized losses	(10,104)	(6,951)
Income tax expense	$(5,272)	$(1,797)